COMPANY'S OPERATIONS - Equity interest (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
CelluForce Inc.
COMPANY'S OPERATIONS
Main activity	Nanocrystalline pulp research and development	Nanocrystalline pulp research and development
Country	Canada	Canada
Percentage of ownership equity interests, Fair value through other comprehensive income	8.28%	8.28%
Biomas Servicos Ambientais, Restauracao e Carbono S.A.
COMPANY'S OPERATIONS
Main activity	Restoration, conservation and preservation of forests	Restoration, conservation and preservation of forests
Country	Brazil	Brazil
Percentage of ownership equity interests, Equity	16.66%	100.00%
Ensyn Corporation
COMPANY'S OPERATIONS
Main activity	Biofuel research and development	Biofuel research and development
Country	United States of America	United States of America
Percentage of ownership equity interests, Equity	26.07%	26.59%
F&E Tecnologies LLC
COMPANY'S OPERATIONS
Main activity	Biofuel production, except alcohol	Biofuel production, except alcohol
Country	United States of America	United States of America
Percentage of ownership equity interests, Equity	50.00%	50.00%
Ibema Companhia Brasileira de Papel
COMPANY'S OPERATIONS
Main activity	Industrialization and commercialization of paperboard	Industrialization and commercialization of paperboard
Country	Brazil	Brazil
Percentage of ownership equity interests, Equity	49.90%	49.90%
Spinnova Plc
COMPANY'S OPERATIONS
Main activity	Research of sustainable raw materials for the textile industry	Research of sustainable raw materials for the textile industry
Country	Finland	Finland
Percentage of ownership equity interests, Equity	19.03%	19.03%
Woodspin Oy
COMPANY'S OPERATIONS
Main activity	Development and production of cellulose-based fibers, yarns and textile filaments	Development and production of cellulose-based fibers, yarns and textile filaments
Country	Finland	Finland
Percentage of ownership equity interests, Equity	50.00%	50.00%
Veracel Celulose S.A.
COMPANY'S OPERATIONS
Main activity	Industrialization, commercialization and exporting of pulp	Industrialization, commercialization and exporting of pulp
Country	Brazil	Brazil
Percentage of equity interests, Joint operation	50.00%	50.00%
F&E Tecnologia do Brasil S.A.
COMPANY'S OPERATIONS
Main activity	Biofuel production, except alcohol	Biofuel production, except alcohol
Country	Brazil	Brazil
Percentage of equity interests, Consolidated	100.00%	100.00%
Fibria Celulose (USA) Inc.
COMPANY'S OPERATIONS
Main activity	Business office	Business office
Country	United States of America	United States of America
Percentage of equity interests, Consolidated	100.00%	100.00%
Fibria Overseas Finance Ltd.
COMPANY'S OPERATIONS
Main activity	Financial fundraising	Financial fundraising
Country	Cayman Island	Cayman Island
Percentage of equity interests, Consolidated	100.00%	100.00%
Fibria Terminal de Celulose de Santos SPE S.A.
COMPANY'S OPERATIONS
Main activity	Port operations	Port operations
Country	Brazil	Brazil
Percentage of equity interests, Consolidated	100.00%	100.00%
FuturaGene Ltd.
COMPANY'S OPERATIONS
Main activity	Biotechnology research and development	Biotechnology research and development
Country	England	England
Percentage of equity interests, Consolidated	100.00%	100.00%
FuturaGene Delaware Inc.
COMPANY'S OPERATIONS
Main activity	Biotechnology research and development	Biotechnology research and development
Country	United States of America	United States of America
Percentage of equity interests, Consolidated	100.00%	100.00%
FuturaGene Israel Ltd.
COMPANY'S OPERATIONS
Main activity	Biotechnology research and development	Biotechnology research and development
Country	Israel	Israel
Percentage of equity interests, Consolidated	100.00%	100.00%
FuturaGene Inc.
COMPANY'S OPERATIONS
Main activity	Biotechnology research and development	Biotechnology research and development
Country	United States of America	United States of America
Percentage of equity interests, Consolidated	100.00%	100.00%
Maxcel Empreendimentos e Participacoes S.A.
COMPANY'S OPERATIONS
Main activity	Holding	Holding
Country	Brazil	Brazil
Percentage of equity interests, Consolidated	100.00%	100.00%
Itacel - Terminal de Celulose de Itaqui S.A.
COMPANY'S OPERATIONS
Main activity	Port operations	Port operations
Country	Brazil	Brazil
Percentage of equity interests, Consolidated	100.00%	100.00%
MMC Brasil Industria e Comercio Ltda.
COMPANY'S OPERATIONS
Main activity	Industrialization and commercialization of wipes, cleaning and sanitary products.
Country	Brazil
Percentage of equity interests, Consolidated	100.00%
Mucuri Energetica S.A
COMPANY'S OPERATIONS
Main activity	Power generation and distribution	Power generation and distribution
Country	Brazil	Brazil
Percentage of equity interests, Consolidated	100.00%	100.00%
Paineiras Logistica e Transportes Ltda.
COMPANY'S OPERATIONS
Main activity	Road freight transport	Road freight transport
Country	Brazil	Brazil
Percentage of equity interests, Consolidated	100.00%	100.00%
Portocel - Terminal Espec. Barra do Riacho S.A.
COMPANY'S OPERATIONS
Main activity	Port operations	Port operations
Country	Brazil	Brazil
Percentage of equity interests, Consolidated	51.00%	51.00%
Projetos Especiais e Investimentos Ltda.
COMPANY'S OPERATIONS
Main activity	Commercialization of equipment and parts	Commercialization of equipment and parts
Country	Brazil	Brazil
Percentage of equity interests, Consolidated	100.00%	100.00%
SFBC Participacoes Ltda.
COMPANY'S OPERATIONS
Main activity	Packaging production	Packaging production
Country	Brazil	Brazil
Percentage of equity interests, Consolidated	100.00%	100.00%
Stenfar S.A. Indl. Coml. Imp. Y. Exp.
COMPANY'S OPERATIONS
Main activity	Commercialization of paper and computer materials	Commercialization of paper and computer materials
Country	Argentina	Argentina
Percentage of equity interests, Consolidated	100.00%	100.00%
Suzano Austria GmbH
COMPANY'S OPERATIONS
Main activity	Business office	Business office
Country	Austria	Austria
Percentage of equity interests, Consolidated	100.00%	100.00%
Suzano Canada Inc.
COMPANY'S OPERATIONS
Main activity	Lignin research and development	Lignin research and development
Country	Canada	Canada
Percentage of equity interests, Consolidated	100.00%	100.00%
Suzano Ecuador S.A.S.
COMPANY'S OPERATIONS
Main activity	Commercialization of paper
Country	Ecuador
Percentage of equity interests, Consolidated	100.00%
Suzano Finland Oy
COMPANY'S OPERATIONS
Main activity	Industrialization and commercialization of cellulose, microfiber cellulose and paper	Industrialization and commercialization of cellulose, microfiber cellulose and paper
Country	Finland	Finland
Percentage of equity interests, Consolidated	100.00%	100.00%
Suzano International Finance B.V
COMPANY'S OPERATIONS
Main activity	Financial fundraising	Financial fundraising
Country	Netherlands	Netherlands
Percentage of equity interests, Consolidated	100.00%	100.00%
Suzano International Trade GmbH
COMPANY'S OPERATIONS
Main activity	Business office	Business office
Country	Austria	Austria
Percentage of equity interests, Consolidated	100.00%	100.00%
Suzano Material Technology Development Ltd.
COMPANY'S OPERATIONS
Main activity	Biotechnology research and development	Biotechnology research and development
Country	China	China
Percentage of equity interests, Consolidated	100.00%	100.00%
Suzano Operacoes Industriais e Florestais S.A.
COMPANY'S OPERATIONS
Main activity	Industrialization, commercialization and exporting of pulp	Industrialization, commercialization and exporting of pulp
Country	Brazil	Brazil
Percentage of equity interests, Consolidated	100.00%	100.00%
Suzano Pulp and Paper America Inc.
COMPANY'S OPERATIONS
Main activity	Business office	Business office
Country	United States of America	United States of America
Percentage of equity interests, Consolidated	100.00%	100.00%
Suzano Pulp and Paper Europe S.A.
COMPANY'S OPERATIONS
Main activity	Business office	Business office
Country	Switzerland	Switzerland
Percentage of equity interests, Consolidated	100.00%	100.00%
Suzano Shanghai Ltd.
COMPANY'S OPERATIONS
Main activity	Business office	Business office
Country	China	China
Percentage of equity interests, Consolidated	100.00%	100.00%
Suzano Shanghai Trading Ltd.
COMPANY'S OPERATIONS
Main activity	Business office
Country	China
Percentage of equity interests, Consolidated	100.00%
Suzano Singapura Pte. Ltd.
COMPANY'S OPERATIONS
Main activity	Business office
Country	Singapore
Percentage of equity interests, Consolidated	100.00%
Suzano Trading International KFT
COMPANY'S OPERATIONS
Main activity	Business office	Business office
Country	Hungary	Hungary
Percentage of equity interests, Consolidated	100.00%	100.00%
Suzano Ventures LLC
COMPANY'S OPERATIONS
Main activity	Corporate venture capital	Corporate venture capital
Country	United States of America	United States of America
Percentage of equity interests, Consolidated	100.00%	100.00%